Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-482-2731
                         jmwalker85@earthlink.net

April 16, 2008

William H. Thompson
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561


Re:   Pricester.com, Inc.
      Amendment 1 to Form 10ksb
      File No. 333-118993

Dear Mr. Thompson:

Pursuant to your letter dated April 11, 2008, please note the following:

Form 10-KSB for Fiscal Year Ended December 31, 2007
1. We are unable to access your web sites, www.pricester.com and www.copiaworld.com. Please advise.

Our websites, www.pricester.com and www.copiaworld.com were unable to be accessed because our main servers, located in Dallas, Texas were disabled by violent weather.

The damage has been repaired and these sites can now be accessed at any time.

2. We note the public announcements and releases posted on the Internet regarding your results of operations for completed quarterly and annual periods, your proposed acquisition of Genesis Electronics, Inc. and other events you deem important to investors. Yet you have not furnished or filed these public announcements and releases on Form 8-K current reports under Section 13 or 15(d) of the Securities Exchange Act or Regulation FD. Please advise.

The required Form 8-K encompassing these press releases will be filed on or before April 21, 2008.

Consolidated Financial Statements
3. You disclose in the overview of management's discussion and analysis or plan of operations on page 28 that you are a development stage e-commerce company. You also disclose in plan of operations on page 29 that you have only received minimal revenues. Please explain to us in detail why you should not present the additional information required by paragraphs 11-12 of SFAS 7.

The Company is in accordance with SFA 7, paragraph 8 is not in the development stage as it realized revenues in 2006 and 2007 and operations had commenced. Also, the Company expanded its business and per the guidance of paragraph 9, it has exited the development stage. The accounting term "developmental" will be deleted in the revised MD&A section. A more appropriate business term that will be used in the revised MD&A section is that the Company is in its early formative growth period.

Consolidated Balance Sheet, page 47
4. We note that you classified deferred stock based compensation as contra equity. Refer to paragraph 5 and footnote 4 of SFAS 123(r) and tell us why deferred compensation should not be classified as an asset. Otherwise, tell us why your classification is appropriate under GAAP with reference to authoritative guidance.

Pricester followed the guidance of EITF 00-18 for classifying the deferred stock based compensation as contra-equity. EITF 00-18 is referred to in EITF Topic D-90. EITF Topic D-90 is referenced in SFAS 123R as a related topic. The guidance Pricester reviewed under EITF 00-18 paragraph 10 and states "In situations in which the grantor concludes that the measure cost of the transaction should be capitalized on the balance sheet, the Task Force discussed under what circumstances, if ever, the grantor should present the capitalized coast as contra-equity," We also note that Pricester considered EITF 00-18 paragraph 13 and 14. Based on this guidance, Pricester believed that a deferred stock-based compensation arising from an issuance of a fully vested, non-forfeitable equity instrument to other than employees in exchange for goods or services and therefore, Pricester concluded to present the capitalized cost as contra-equity.

Item 13. Exhibits, page 48
5. We note that you list consents of independents auditors under exhibits 23.1 and 23.2 and the related reference to footnote (6). However, the consents are not included in the filing and there is no footnote (6). In light of the fact that you have not yet filed an auditor's consent, tell us how this affects your use of the prospectus that is a part of each of your registration statements on Form S-8 that incorporate by reference your report on Form 10-KSB and the financial statements contained therein. Also, please file the consent required by Item 601(b)(23) of Regulation S-B and revise the exhibit index as appropriate.

Since the date of the filing of the Form 10ksb, no S-8 transactions have been made. All appropriate parties have been notified of lack of filing of the consent.

The required consent has been filed and the exhibit index revised as appropriate.

302 Certifications
6. Please revise the certifications of your Chief Executive Officer and Chief Financial Officer to comply with the certification presented in Item 601(b)(31) of Regulation S-B.

The certifications of the Chief Executive Officer and Chief
Financial Officer have been revised to comply with the certification presented in Item 601(b)(31) of Regulation S-B.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require any further information or documentation regarding the above.


Very truly yours,

/s/Jody M. Walker
------------------------------------
Jody M. Walker, Attorney At Law